Business Organization, Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization, Nature of Operations and Basis of Presentation

Note 1 – Business Organization, Nature of Operations and Basis of Presentation

Organization and Operations

ZyVersa is a clinical stage biopharmaceutical company leveraging proprietary technologies to develop first-in-class drugs for patients with chronic renal or inflammatory diseases with high unmet medical needs. The Company’s mission is to develop drugs that optimize health outcomes and improve patients’ quality of life.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of March 31, 2024 and for the three months ended March 31, 2024 and 2023. The results of operations for the three months ended March 31, 2024 are not necessarily indicative of the operating results for the full year. It is suggested that these unaudited condensed consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2023, filed with the Securities and Exchange Commission (“SEC”) on March 25, 2024.

On December 4, 2023, the Company effected a reverse stock split of its common stock at a ratio of 1-for-35 (the “2023 Reverse Split”). Upon the effectiveness of the 2023 Reverse Split, every 35 issued shares of common stock were reclassified and combined into one share of common stock. In addition, the number of shares of common stock issuable upon the exercise of the Company’s equity awards, convertible securities and warrants was proportionally decreased, and the corresponding conversion price or exercise price was proportionally increased. No fractional shares were issued as a result of the 2023 Reverse Split.

On April 25, 2024, the Company effected a reverse stock split of its common stock at a ratio of 1-for-10 (the “2024 Reverse Split”). Upon the effectiveness of the 2024 Reverse Split, every 10 issued shares of common stock were reclassified and combined into one share of common stock. In addition, the number of shares of common stock issuable upon the exercise of the Company’s equity awards, convertible securities and warrants was proportionally decreased, and the corresponding conversion price or exercise price was proportionally increased. No fractional shares were issued as a result of the 2024 Reverse Split.

Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the 2023 Reverse Split and the 2024 Reverse Split and adjustment of the conversion price or exercise price of each outstanding equity award, convertible security and warrant as if the transaction had occurred as of the beginning of the earliest period presented. See Note 8 – Subsequent Events – Reverse Stock Split.

ZYVERSA THERAPEUTICS, INC.

Notes to Condensed Consolidated Financial Statements

Note 1 – Business Organization, Nature of Operations and Risks and Uncertainties

Organization and Operations

Larkspur Health Acquisition Corp. (“Larkspur”), a blank-check special purpose acquisition company, was incorporated in Delaware on March 17, 2021. On December 12, 2022, Larkspur consummated the Business Combination (see Note 4 – Business Combination for additional details) with ZyVersa Therapeutics, Inc. (“Predecessor”) which was incorporated in the State of Florida on March 11, 2014 as Variant Pharmaceuticals, Inc. On the date of consummation of the Business Combination, Larkspur (“New Parent”) changed its name to ZyVersa Therapeutics, Inc. and the Predecessor changed its name to ZyVersa Therapeutics Operating, Inc. (the “Operating Company”) after merging with a subsidiary of the New Parent, with the Operating Company being the surviving entity, which resulted in it being incorporated in Delaware and it being a wholly-owned subsidiary of the New Parent (collectively the “Successor”). References to the “Company” or “ZyVersa” refer to the Successor for the Successor period from December 13, 2022 to December 31, 2022 and to the Predecessor for the Predecessor period from January 1, 2022 to December 12, 2022.

ZyVersa is a clinical stage biopharmaceutical company leveraging proprietary technologies to develop drugs for patients with chronic renal or inflammatory diseases with high unmet medical needs. Our mission is to develop drugs that optimize health outcomes and improve patients’ quality of life.

Risks and Uncertainties

On March 10, 2023, Silicon Valley Bank (“SVB”) was closed by the California Department of Financial Protection and Innovation, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver. Similarly, on March 12, 2023, Signature Bank and Silvergate Capital Corp. were each swept into receivership. A statement by the Department of the Treasury, the Federal Reserve and the FDIC stated that all depositors of SVB would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts. The standard deposit insurance amount is up to $250,000 per depositor, per insured bank, for each account ownership category. Although we do not have any funds deposited with the aforementioned banks, we regularly maintain cash balances with other financial institutions in excess of the FDIC insurance limit. A failure of a depository institution to return deposits could impact access to our cash or cash equivalents and could adversely impact our operating liquidity and financial performance.